Cover - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Taoping Inc. (the “Company” or “we”) filed its Annual Report on Form 20-F for the fiscal year ended December 31, 2021 (the “Original Annual Report”) with the Securities and Exchange Commission (the “SEC”) on May 2, 2022. The Company is filing this Amendment No. 1 (the “Amendment”) to the Original Annual Report, to add or revise disclosures in “Part I. Item 3. Key Information,” “Part I. Item 4. Information on the Company” “Part I. Item 5. Operating and Financial Review and Prospects” and “Part I. Item 8. Financial Information,” in order to, among other things, (i) provide additional disclosures regarding its former variable interest entity structure, (ii) add certain cross-references to the summary of risk factors, (iii) add a section titled “Regulatory Permissions to Operate Business” to disclose the permissions and approvals required to be obtained from Chinese authorities to operate its business, (iv) add quantitative disclosures about the cash flows within its organization, (v) add a subsection titled “Restrictions on Cash Transfers” to disclose the applicable restrictions on foreign exchange and its ability to transfer cash across borders and to U.S. investors, (vi) add a section titled “Enforceability of Civil Liabilities” to address the difficulty of bringing actions against the Company’s officers and directors who are located outside of the United States and enforcing judgments against them, (vii) update the corporate structure diagram and (viii) revise the footnotes to the Company’s consolidated financial statements, including “Note 2. Summary of Significant Accounting Policies” and “Note 10. Cryptocurrencies.” Accordingly, this Amendment includes a new consent of UHY LLP in Exhibit 15.1 hereto and a new consent of PKF Littlejohn LLP in Exhibit 15.2 hereto
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-35722
Entity Registrant Name	TAOPING INC.
Entity Central Index Key	0001552670
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Flat A, 13/F
Entity Address, Address Line Two	Waylee Industrial Centre
Entity Address, Address Line Three	30-38 Tsuen King Circuit, Tsuen Wan
Entity Address, City or Town	New Territories
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	TAOP
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	15,513,605
ICFR Auditor Attestation Flag	false
Auditor Firm ID	2814	1195
Auditor Name	PKF Littlejohn LLP	UHY LLP
Auditor Location	London, UK	New York, New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Flat A, 13/F
Entity Address, Address Line Two	Waylee Industrial Centre
Entity Address, Address Line Three	30-38 Tsuen King Circuit, Tsuen Wan
Entity Address, City or Town	New Territories
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	36117837
Contact Personnel Name	Mr. Jianghuai Lin, Chief Executive Officer
Contact Personnel Fax Number	+852-36166449